Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2019
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Supplemental Cash Flow Information
30.	Supplemental Cash Flow Information
Supplemental cash flow information for the years ended December 31, 2017, 2018 and 2019 is as follows:

(In millions of won)
	2017		2018	2019
Non-cash investing and financing activities:
Changes in other accounts payable arising from the purchase of property, plant and equipment	~~W~~	632,355	516,734	(1,333,967)
Recognition of right - of - use assets and lease liabilities		—	—	29,733